Note 13 - Stock Options and Warrants: Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range (Tables)	6 Months Ended
Feb. 28, 2015
Tables/Schedules
Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range

	Options and Warrants Outstanding			Options and Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.01 to $0.40	500,000	4.90	$0.40	500,000	$0.40
$0.41 to $0.60	9,723,604	4.46	$0.50	1,727,686	$0.50
$0.61 and up	2,142,521	4.75	$0.80	2,142,521	$0.80
	12,366,125	4.53	$0.55	4,370,207	$0.64